Benefit Plans (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Defined Contribution Plan, Employer Discretionary Contribution Amount	$ 27,818	$ 25,935	$ 24,037
Defined Contribution Plan, Fair Value of Plan Assets	$ 668,960
STERIS Corporation shares held in defined contribution plan	555,080
Fair value of STERIS Corporatio stock held in defined contribution plan	$ 77,695
Defined Contribution Plan, Dividends Paid	855	826	$ 781
Deferred Compensation Plan Assets	$ 1,273	$ 1,400
Equity Securities [Member]
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage	75.00%
Debt Securities
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage	25.00%